John Hancock
New Opportunities Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 97.3%		$280,714,119
(Cost $218,228,511)
Consumer discretionary 11.3%		32,675,875
Automobile components 1.6%
Dorman Products, Inc. (A)	22,937	2,109,516
Fox Factory Holding Corp. (A)	53,011	2,471,373
Diversified consumer services 2.4%
Grand Canyon Education, Inc. (A)	48,869	6,961,878
Hotels, restaurants and leisure 1.9%
Chuy’s Holdings, Inc. (A)	112,283	2,999,079
First Watch Restaurant Group, Inc. (A)	36,594	720,170
Krispy Kreme, Inc.	167,535	1,752,416
Household durables 2.4%
TopBuild Corp. (A)	16,537	6,911,639
Specialty retail 2.0%
Lithia Motors, Inc.	14,347	3,631,800
Revolve Group, Inc. (A)	120,055	2,290,649
Textiles, apparel and luxury goods 1.0%
Oxford Industries, Inc.	25,543	2,827,355
Energy 6.6%		19,138,009
Energy equipment and services 1.5%
ChampionX Corp.	131,363	4,285,061
Oil, gas and consumable fuels 5.1%
Magnolia Oil & Gas Corp., Class A	162,768	4,223,830
Matador Resources Company	73,690	4,675,631
Permian Resources Corp.	363,239	5,953,487
Financials 8.3%		23,971,956
Banks 1.7%
Ameris Bancorp	48,665	2,430,817
Pinnacle Financial Partners, Inc.	31,704	2,520,785
Capital markets 5.2%
Houlihan Lokey, Inc.	41,670	5,640,035
PJT Partners, Inc., Class A	58,380	6,227,395
Stifel Financial Corp.	39,316	3,182,630
Financial services 1.4%
Flywire Corp. (A)	231,504	3,970,294
Health care 25.7%		74,005,814
Biotechnology 11.3%
Arcutis Biotherapeutics, Inc. (A)	168,021	1,404,656
BioCryst Pharmaceuticals, Inc. (A)	356,398	2,302,331
Crinetics Pharmaceuticals, Inc. (A)	90,941	4,038,690
Halozyme Therapeutics, Inc. (A)	90,144	3,992,478
Insmed, Inc. (A)	89,802	4,943,600
Krystal Biotech, Inc. (A)	18,900	3,024,945
SpringWorks Therapeutics, Inc. (A)	63,324	2,625,413
Travere Therapeutics, Inc. (A)	162,846	1,208,317
Ultragenyx Pharmaceutical, Inc. (A)	65,200	2,617,128
Veracyte, Inc. (A)	116,436	2,416,047
Vericel Corp. (A)	81,934	3,908,252
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 3.7%
Artivion, Inc. (A)	109,092	$2,574,571
AtriCure, Inc. (A)	64,509	1,454,033
Globus Medical, Inc., Class A (A)	54,300	3,644,073
ICU Medical, Inc. (A)	12,891	1,370,829
Integra LifeSciences Holdings Corp. (A)	53,929	1,666,406
Health care providers and services 4.4%
Acadia Healthcare Company, Inc. (A)	56,384	3,884,294
HealthEquity, Inc. (A)	54,017	4,412,109
US Physical Therapy, Inc.	42,977	4,408,151
Life sciences tools and services 3.5%
Azenta, Inc. (A)	92,827	4,688,692
CryoPort, Inc. (A)	91,788	943,581
Medpace Holdings, Inc. (A)	11,229	4,338,212
Pharmaceuticals 2.8%
Intra-Cellular Therapies, Inc. (A)	55,967	3,763,221
Phathom Pharmaceuticals, Inc. (A)	155,465	1,464,480
Supernus Pharmaceuticals, Inc. (A)	107,349	2,911,305
Industrials 21.0%		60,683,510
Aerospace and defense 1.7%
Hexcel Corp.	69,835	4,809,536
Building products 1.7%
Gibraltar Industries, Inc. (A)	64,852	4,893,732
Electrical equipment 2.4%
Atkore, Inc.	37,110	5,646,287
Shoals Technologies Group, Inc., Class A (A)	181,720	1,430,136
Machinery 9.2%
Alamo Group, Inc.	22,476	4,270,215
Columbus McKinnon Corp.	72,270	2,825,757
Gates Industrial Corp. PLC (A)	202,478	3,527,167
Hillenbrand, Inc.	76,834	3,572,013
RBC Bearings, Inc. (A)	17,252	5,094,171
SPX Technologies, Inc. (A)	52,350	7,298,631
Professional services 4.0%
CACI International, Inc., Class A (A)	10,960	4,652,301
Exponent, Inc.	48,772	4,639,193
Paycor HCM, Inc. (A)	186,514	2,307,178
Trading companies and distributors 2.0%
SiteOne Landscape Supply, Inc. (A)	36,928	5,717,193
Information technology 17.4%		50,128,979
Communications equipment 0.8%
Viavi Solutions, Inc. (A)	294,067	2,211,384
Electronic equipment, instruments and components 2.3%
Novanta, Inc. (A)	40,580	6,580,453
IT services 0.4%
Thoughtworks Holding, Inc. (A)	455,672	1,257,655
Semiconductors and semiconductor equipment 5.7%
Allegro MicroSystems, Inc. (A)	127,193	3,833,597
MACOM Technology Solutions Holdings, Inc. (A)	55,948	5,658,581
Power Integrations, Inc.	45,272	3,441,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Silicon Laboratories, Inc. (A)	26,792	$3,380,347
Software 8.2%
Appfolio, Inc., Class A (A)	24,688	5,636,764
CyberArk Software, Ltd. (A)	31,610	7,246,593
Intapp, Inc. (A)	162,969	5,850,587
The Descartes Systems Group, Inc. (A)	54,499	5,031,893
Materials 4.4%		12,743,365
Chemicals 4.4%
Avient Corp.	108,665	4,855,152
Balchem Corp.	27,002	4,147,507
Quaker Chemical Corp.	20,627	3,740,706
Real estate 2.6%		7,366,611
Hotel and resort REITs 1.4%
Ryman Hospitality Properties, Inc.	36,520	3,837,156
Industrial REITs 1.2%
STAG Industrial, Inc.	100,669	3,529,455

	Yield (%)	Shares	Value
Short-term investments 2.7%			$7,781,859
(Cost $7,781,859)
Short-term funds 2.7%			7,781,859
State Street Institutional Treasury Money Market Fund, Premier Class	5.2252(B)	7,781,859	7,781,859

Total investments (Cost $226,010,370) 100.0%	$288,495,978
Other assets and liabilities, net 0.0%	7,793
Total net assets 100.0%	$288,503,771

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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